Supplementary Financial Statement Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Sep. 23, 2010	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Percentage of inventories valued using last-in, first-out inventory method		70.00%
Increase in total inventory balances if first-in, first-out method had been used		$ 350	$ 334
Forestlands sold, acres	163,000
Proceeds from sale of timberlands	199	160
Gain from sale of properties, pretax	50
Gain from sale of properties, after tax	31
Notes, loans and financing receivables, net		$ 39
Rock Creek Capital Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of minority interest of new entity		20.00%